UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Affirm Asset Securitization Trust 2020-A1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of securitizer:	0001714052

Central Index Key Number of issuing entity (if applicable):	Not Applicable

Central Index Key Number of underwriter (if applicable):	Not Applicable

Joseph Schwemm Tuck, 415.802.7593

Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]	Affirm, Inc., as sponsor/securitizer, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the above referenced issuing entity.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 17, 2020, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 17, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 17, 2020

AFFIRM, INC.
(Securitizer)

By:	/s/ Geoff Kott
Name: Geoff Kott
Title: Chief Capital Officer and Senior Officer in Charge of Securitization